Average Annual Total Returns - Shares	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	4.35%
Performance Inception Date		Jun. 11, 2024